Capital Stock and Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Preferred Stock and Common Stock	The following table summarizes details of Legacy Allurion Preferred Stock authorized, issued, and outstanding immediately prior to the Business Combination (in thousands, except share amounts):

	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding	Carrying Value
Series A Preferred Stock	2,276,786	2,276,786	$1,542
Series A-1 Preferred Stock	1,513,028	1,486,048	2,842
Series B Preferred Stock	2,298,929	2,245,515	5,253
Series C Preferred Stock	8,113,616	7,927,446	39,122
Series D-1 Preferred Stock	1,684,565	842,283	9,614
Series D-2 Preferred Stock	3,644,616	3,644,616	24,054
Series D-3 Preferred Stock	1,498,348	1,498,348	14,789

Total	21,029,888	19,921,042	$97,216

The number of shares of Common Stock that have been reserved for the potential conversion or exercise, as applicable, of the Company’s securities as of December 31, 2023, is as follows:

Outstanding options to purchase common stock	3,886,038
Restricted Stock Units	643,635
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857
Warrants to purchase common stock	264,801
Public warrants to purchase common stock	18,759,838
Earn-Out shares	9,000,000

Total	32,693,169

Summary of Warrants to Purchase the Classes of Preferred Stock and Common Stock Outstanding	As of March 31, 2024, there were 403,658 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

March 31, 2024
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.7	Common stock	Equity	44,272	$2.44
3/30/2021	7.0	Common stock	Liability	130,053	6.73
9/15/2022	8.5	Common stock	Liability	45,238	12.14
6/4/2022	8.2	Common stock	Liability	45,238	12.14
1/17/2017	2.8	Common stock	Equity	73,349	0.02
8/3/2017	3.3	Common stock	Equity	9,779	1.13
9/8/2017	3.4	Common stock	Liability	28,764	1.05
6/19/2018	4.2	Common stock	Liability	17,977	1.05
6/25/2019	5.2	Common stock	Liability	8,988	1.05

				403,658

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common stock	Equity	44,272	$2.44
3/30/2021	7.2	Common stock	Liability	130,053	6.73
9/15/2022	8.7	Common stock	Liability	45,238	12.14
6/4/2022	8.4	Common stock	Liability	45,238	12.14
1/17/2017	3.0	Common stock	Equity	73,349	0.02
8/3/2017	3.6	Common stock	Equity	9,779	1.13
9/8/2017	3.7	Common stock	Liability	28,764	1.05
6/19/2018	4.5	Common stock	Liability	17,977	1.05
6/25/2019	5.5	Common stock	Liability	8,988	1.05

				403,658

As of December 31, 2023, there were 403,658 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common stock	Equity	44,272	$2.44
3/30/2021	7.2	Common stock	Liability	130,053	6.73
9/15/2022	8.7	Common stock	Liability	45,238	12.14
6/4/2022	8.4	Common stock	Liability	45,238	12.14
1/17/2017	3.0	Common stock	Equity	73,349	0.02
8/3/2017	3.6	Common stock	Equity	9,779	1.13
9/8/2017	3.7	Common stock	Liability	28,764	1.05
6/19/2018	4.5	Common stock	Liability	17,977	1.05
6/25/2019	5.5	Common stock	Liability	8,988	1.05

				403,658

December 31, 2022
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
4/1/2013	0.2	Series A-1 Preferred Stock	Liability	16,557	$1.95
12/1/2014	1.9	Series B Preferred Stock	Liability	60,768	2.44
3/30/2021	8.2	Series C Preferred Stock	Liability	130,053	6.73
9/15/2022	9.7	Series D-1 Preferred Stock	Liability	45,238	12.14
6/4/2022	9.4	Series D-1 Preferred Stock	Liability	45,238	12.14
1/17/2017	4.0	Common stock	Liability	73,349	0.02
8/3/2017	4.6	Common stock	Liability	9,779	1.13
9/8/2017	4.7	Common stock	Liability	28,764	1.05
6/19/2018	5.5	Common stock	Liability	17,977	1.05
6/25/2019	6.5	Common stock	Liability	8,988	1.05

				436,711

Summary of Reserved for Issuance Upon the Potential Conversion or Exercise
The number of shares of Common Stock that have been
reserved
for issuance upon the potential conversion or exercise, as applicable, of the Company’s securities as of March 31, 2024, is as follows:

Outstanding options to purchase common stock	3,928,824
Restricted Stock Units	656,016
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857
Warrants to purchase common stock	264,801
Public warrants to purchase common stock	18,759,696
Earn-Out Shares	9,000,000

Total	32,748,194